BORROWINGS - Schedule of Movements of Borrowings (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Issuance of corporate bonds	$ 119,586,263	$ 0	$ 408,175,537
Long-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	224,818,416
New borrowings	224,864,793
Issuance of corporate bonds	119,586,263
Accrued interest and other financial expenses	47,410,482
Effects of foreign exchange rate variation	91,034,416
Gain on net monetary position	(89,082,542)
Interest payments	(37,414,168)
Principal payments	(283,309,579)
Ending balance	$ 297,908,081	$ 224,818,416